Related Party Transactions - Summary of financial information of groups equity method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Loans	¥ 90,290,583	¥ 88,580,867
Total assets	231,550,704	221,651,474	¥ 211,218,800
Total liabilities	222,108,473	211,963,317
Total equity	9,442,231	9,688,157	9,175,624
Noncontrolling interests	528,019	582,919
Total interest and dividend income	1,443,941	1,456,556	2,151,172
Total interest expense	374,132	467,939	1,271,381
Provision (credit) for credit losses	214,408	112,776	156,200
Net interest income after provision (credit) for credit losses	855,401	875,841	723,591
Income before income tax expense	(242,488)	1,028,764	153,490
Net income	(101,471)	818,048	106,315
Equity Method Investee
Related Party Transaction [Line Items]
Loans	7,765,000	7,521,000
Total assets	30,180,000	29,540,000
Deposits	8,713,000	10,301,000
Total liabilities	27,474,000	27,247,000
Total equity	2,706,000	2,293,000
Noncontrolling interests	14,000	13,000
Total interest and dividend income	625,000	570,000	586,000
Total interest expense	182,000	188,000	198,000
Provision (credit) for credit losses	104,000	91,000	81,000
Net interest income after provision (credit) for credit losses	339,000	291,000	307,000
Income before income tax expense	332,000	237,000	196,000
Net income	¥ 246,000	¥ 178,000	¥ 150,000